Significant items within the income statement (Details) - EUR (€) € in Millions		6 Months Ended
	May 01, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Acquisition and disposal-related credits/(costs)		€ (52)	€ (87)
Gain/(loss) on disposal of group companies		528	21
Restructuring costs		(184)	(359)
Impairments		(1)	(4)
Other		17	(115)
Non-underlying items within operating profit before tax		308	(544)
Tax on non-underlying items within operating profit		(111)	102
Non-underlying items within operating profit after tax		197	(442)
Interest related to the UK tax audit of intangible income and centralised services		(5)	0
Net monetary gain/(loss) arising from hyperinflationary economies		(98)	(38)
Non-underlying items not in operating profit but within net profit before tax		(103)	(38)
Tax impact of non-underlying items not in operating profit but within net profit:
Taxes related to separation of Ekaterra		(6)	(39)
Taxes related to the UK tax audit of intangible income and centralised services		1	0
Hyperinflation adjustment for Argentina and Turkey deferred tax		(75)	(24)
Non-underlying items not in operating profit but within net profit after tax		(183)	(101)
Non-underlying items after tax		14	(543)
Attributable to:
Non-controlling interests		0	(8)
Shareholders’ equity		14	(535)
Assets write-downs			40
Ekaterra
Disclosure of attribution of expenses by nature to their function [line items]
Acquisition and disposal-related credits/(costs)		(4)	(56)
Suave
Attributable to:
Gain on disposal of Suave	€ 497	€ 497
Legal proceedings provision
Attributable to:
Legal provision			€ 75